Submission	Jul. 23, 2026
Submission [Line Items]
Central Index Key	0000033185
Registrant Name	EQUIFAX INC
Registration File Number	333-295211
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES